SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Capital expenditures	$ 825	$ 777	$ 1,519	$ 1,455
Cash capital expenditures	819	769	1,547	1,457
Increase (decrease) in accrued capital expenditures	(6)	(8)	28	(2)
Purchase obligation for supplies and consumables	1,834		1,834		$ 1,827
Capital commitments	373		373		$ 258
Revenue	3,162	2,833	5,909	5,476
Depreciation expense	480	480	954	975
Exploration, evaluation and project expenses	97	101	192	172
Other expense (note 8a)	80	18	97	70
Segment income	1,041	766	1,702	1,240
Reportable segments [member]
Disclosure of operating segments [line items]
Capital expenditures	861	802	1,580	1,499
Operating segments
Disclosure of operating segments [line items]
Capital expenditures	815	710	1,502	1,366
Segment income	1,136	828	1,927	1,451
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Capital expenditures	226	143	429	263
Revenue	770	779	1,482	1,290
Site operating costs, royalties and community relations	381	404	766	734
Depreciation expense	80	91	163	154
Exploration, evaluation and project expenses	3	7	6	15
Other expense (note 8a)	4	2	6	4
Segment income	302	275	541	383
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Capital expenditures	99	115	193	201
Revenue	385	359	798	784
Site operating costs, royalties and community relations	167	178	353	382
Depreciation expense	57	67	132	158
Exploration, evaluation and project expenses	3	5	4	7
Other expense (note 8a)	1	1	3	3
Segment income	157	108	306	234
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	26	23	56	50
Revenue	268	232	479	486
Site operating costs, royalties and community relations	143	129	280	268
Depreciation expense	42	43	79	93
Exploration, evaluation and project expenses	2	2	3	3
Other expense (note 8a)	0	0	0	0
Segment income	81	58	117	122
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Capital expenditures	93	119	150	246
Revenue	314	258	604	549
Site operating costs, royalties and community relations	150	117	298	237
Depreciation expense	63	60	125	124
Exploration, evaluation and project expenses	1	1	2	2
Other expense (note 8a)	2	3	4	4
Segment income	98	77	175	182
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Capital expenditures	100	91	174	195
Revenue	404	344	765	665
Site operating costs, royalties and community relations	136	139	275	283
Depreciation expense	62	60	129	131
Exploration, evaluation and project expenses	0	2	0	2
Other expense (note 8a)	10	4	22	5
Segment income	196	139	339	244
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	36	25	61	44
Revenue	189	172	341	299
Site operating costs, royalties and community relations	71	70	129	136
Depreciation expense	36	41	64	66
Exploration, evaluation and project expenses	0	0	0	0
Other expense (note 8a)	(2)	1	0	4
Segment income	84	60	148	93
Operating segments | Lumwana
Disclosure of operating segments [line items]
Capital expenditures	114	72	193	124
Revenue	219	189	382	360
Site operating costs, royalties and community relations	102	117	210	247
Depreciation expense	70	59	130	103
Exploration, evaluation and project expenses	0	10	0	17
Other expense (note 8a)	10	3	12	5
Segment income	37	0	30	(12)
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Capital expenditures	27	45	71	85
Revenue	140	149	254	307
Site operating costs, royalties and community relations	76	72	150	136
Depreciation expense	18	19	36	38
Exploration, evaluation and project expenses	0	0	0	0
Other expense (note 8a)	3	7	8	26
Segment income	43	51	60	107
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Capital expenditures	30	23	61	43
Revenue	129	119	235	230
Site operating costs, royalties and community relations	58	56	114	114
Depreciation expense	16	15	31	31
Exploration, evaluation and project expenses	0	0	0	0
Other expense (note 8a)	2	1	3	17
Segment income	53	47	87	68
Operating segments | Other Mines
Disclosure of operating segments [line items]
Capital expenditures	64	54	114	115
Revenue	530	392	912	786
Site operating costs, royalties and community relations	287	245	511	496
Depreciation expense	65	56	112	127
Exploration, evaluation and project expenses	3	2	6	4
Other expense (note 8a)	6	16	11	36
Segment income	169	73	272	123
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	3,348	2,993	6,252	5,756
Site operating costs, royalties and community relations	1,571	1,527	3,086	3,033
Depreciation expense	509	511	1,001	1,025
Exploration, evaluation and project expenses	12	29	21	50
Other expense (note 8a)	36	38	69	104
Segment income	1,220	888	2,075	1,544
Other items not allocated to segments
Disclosure of operating segments [line items]
Capital expenditures	46	92	78	133
Revenue	3	12	(2)	19
Exploration, evaluation and project expenses	85	72	171	122
Other expense (note 8a)	56	(6)	55	(4)
Share of equity investees | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	(189)	(172)	(341)	(299)
Site operating costs, royalties and community relations	(71)	(70)	(129)	(136)
Depreciation expense	(36)	(41)	(64)	(66)
Exploration, evaluation and project expenses	0	0	0	0
Other expense (note 8a)	2	(1)	0	(4)
Segment income	(84)	(60)	(148)	(93)
Share of equity investees | Other Mines
Disclosure of operating segments [line items]
Capital expenditures	$ (36)	$ (25)	$ (61)	$ (44)